Related Party Transactions - Transactions with Non US Listed Part of Phoenix TV Group and CMCC (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Advertising and promotion expenses charged by related party	¥ 4,157	$ 597	¥ 4,341	¥ 748
Corporate administrative expenses charged by related party	7,045	1,012	7,918	6,245
Advertising revenues earned from related party	50,700	7,283	41,482	67,393
Paid services revenues earned from and through related party	72,454	10,407	87,131	139,149
Non US listed part of the Phoenix TV Group
Related Party Transaction
Content provided by related party	(11,302)	(1,623)	(12,398)	(12,090)
Advertising and promotion expenses charged by related party	(4,157)	(597)	(4,258)	(23)
Corporate administrative expenses charged by related party	(2,057)	(295)	(2,166)	(2,676)
Trademark license fees charged by related party	(4,988)	(716)	(5,752)	(3,569)
Project cost charged by related party	(1,148)	(165)	(1,763)	(1,217)
Revenues earned from related party	15,705	2,256	14,354	9,454
CMCC
Related Party Transaction
Advertising revenues earned from related party	23,256	3,341	27,532	33,491
Paid services revenues earned from and through related party	71,248	10,234	86,352	138,712
Revenue sharing fees and bandwidth costs to related party	¥ (14,216)	$ (2,042)	¥ (15,929)	¥ (43,604)